Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Machinery and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated useful lives	10 years
Computer Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated useful lives	5 years